Segment Information (Textual) (Details)	12 Months Ended
Dec. 31, 2012 individual Communities Property States
Segment Reporting Information [Line Items]
Number of owned or owned interests of apartment communities (properties)	151
Number of States in which Entity Operates	12
Apartment community population (individuals)	1,000,000
Percentage of Total Public Multifamily REIT Units	1.00%
Period properties owned and stabilized (months)	12 months
Large Market Same Store
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with a population of at least 1 million and at least 1% of the total public multifamily REIT units that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Secondary Market Same Store
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	communities in markets with populations of more than 1 million but less than 1% of the total public multifamily REIT units or markets with populations of less than 1 million that we have owned and have been stabilized for at least a full 12 months and have not been classified as held for sale.
Non Same Store And Other
Segment Reporting Information [Line Items]
Apartment communities in reportable operating segments	recent acquisitions, communities in development or lease-up and communities that have been classified as held for sale. Also included in non same store communities are non multifamily activities which represent less than 1% of our portfolio.